Cover	Jul. 10, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 10, 2024
Entity File Number	814-01489
Entity Registrant Name	North Haven Private Income Fund LLC
Entity Central Index Key	0001851322
Entity Tax Identification Number	87-4562172
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1585 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	761-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true